PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	At December 31,	At December 31,
	2018	2019
	$	$
Buildings	441,975	453,712
Leasehold improvements	13,058	14,225
Machinery	785,874	1,074,460
Furniture, fixtures and equipment	64,135	64,117
Motor vehicles	6,100	6,351
Land	18,810	20,451
	1,329,952	1,633,316
Accumulated depreciation	(489,927)	(598,297)
Impairment	(30,503)	(45,437)
Subtotal	809,522	989,582
Construction in process	75,464	56,453
Property, plant and equipment, net	884,986	1,046,035